NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Siyata Mobile Inc. (“Siyata” or “the Company”) was incorporated under the Business Corporations Act, British Columbia on October 15, 1986. The Company’s shares are listed on NASDAQ under the symbol SYTA and warrants issued on September 29, 2020, are traded under the symbol SYTAW. The Company’s principal activity is the sale of vehicle-mounted, cellular-based communications platforms over advanced mobile networks and cellular booster systems. The registered and records office is located at 7404 King George Blvd, Suite- 200, Surrey, BC, V3W1N6.

Consolidated Financial Statements

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $25,270,714 during the year ended December 31, 2024 (2023 - net loss of $12,931,794), and, as of that date, the Company’s total deficit was $116,021,171 (2023 - $90,750,457). As of December 31, 2024, the Company had outstanding loans to financial institutions of $2,077,290 and an outstanding balance in respect of the sale of future receipts of $1,688,435. The Company’s continuation as a going concern is dependent upon the success of the Company’s implementation of its business plan, the existing cash flows, and the ability of the Company to obtain additional debt or equity financing, all of which are uncertain. These material uncertainties raise substantial doubt on the Company’s ability to continue as a going concern.

War in Israel

On October 7, 2023 a war broke out in Israel and many reservists were called up to the Israeli army.

Several of our employees are or may be subject to military service in the IDF and have been and may be called to serve. It is possible that there will be further military reserve duty call-ups in the future, which may affect our business due to a shortage of skilled labor and loss of institutional knowledge, and necessary mitigation measures we may take to respond to a decrease in labor availability, such as overtime and third-party outsourcing, for example, which may have unintended negative effects and adversely impact our results of operations, liquidity or cash flows.

The conflict situation in Israel could cause disruptions in our supply chain and international trade, including the timing of importing and exporting of our products, The conflict situation in Israel could also result in parties with whom we have agreements involving performance in Israel claiming that they are not obligated to perform their commitments under those agreements pursuant to force majeure provisions in such agreements.

It is currently not possible to predict the duration or severity of the ongoing conflict in the Middle East or its effects on our business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt our business and operations, interrupt our sources and availability of supply and hamper our ability to raise additional funds or sell our securities, among others.